Related Party Transactions - Additional Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of transactions between related parties [line items]
Related party transaction payable	$ 126,183	$ 371,051
Chief Executive Officer
Disclosure of transactions between related parties [line items]
Consulting fees	137,766	124,443
Related party transaction payable	101,167	141,815
Director and Chief Operating Officer
Disclosure of transactions between related parties [line items]
Consulting fees	60,000	60,000
Chief Operating Officer
Disclosure of transactions between related parties [line items]
Related party transaction payable	25,016	40,994
Ms. Anne Foster, mother of Mr. James Foster
Disclosure of transactions between related parties [line items]
Related party transaction payable	0	12,520
Mr. Patrick Foster, father of Mr. James Foster
Disclosure of transactions between related parties [line items]
Related party transaction payable	0	175,722
Mr. Ian Gee
Disclosure of transactions between related parties [line items]
Related party transaction payable	$ 3,758	$ 3,758